FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2017
FIXED ASSETS, NET
FIXED ASSETS, NET

NOTE 16 — FIXED ASSETS, NET

The items under fixed assets relate primarily to infrastructure for electricity generation under concessions not extended in the terms of Law 12,783/13.

The property that comprises the fixed assets of the Company, listed and identified as public utility concession assets, cannot be sold or given in guarantee to third parties.

Special Obligations (obligations relating to concessions) correspond to funds received from consumers for the purpose of contributing to the execution of the expansion projects necessary to meet electricity supply requests and are allocated to the corresponding projects. The assets acquired with the corresponding funds are recorded under the fixed assets of the Company, pursuant to the provisions established by ANEEL. By virtue of the nature of these contributions, they do not represent effective financial obligations, as they will not be returned to the consumers.

	12/31/2017
	Gross value	Accumulated depreciation	Obligations associated with the Concession	Impairment *	Net value
In operation
Generation	50,132,157	(24,120,639)	(607,383)	(13,804,579)	11,599,556
Administration	2,406,319	(1,537,139)	(8,413)	—	860,767
Distribution	1,398,468	(557,042)	—	—	841,426

	53,936,944	(26,214,819)	(615,796)	(13,804,579)	13,301,749
Under Construction
Generation	13,827,544	—	—	—	13,827,544
Administration	836,544	—	—	—	836,544

	14,664,088	—	—	—	14,664,088

	68,601,032	(26,214,819)	(615,796)	(13,804,579)	27,965,837

	12/31/2016
	Gross value	Accumulated depreciation	Obligations associated with the Concession	Impairment *	Net value
In operation
Generation	47,456,125	(23,064,664)	(538,375)	(12,141,003)	11,712,083
Administration	2,491,860	(1,514,448)	(9,292)	—	968,119
Distribution	1,398,468	(499,344)	—	—	899,124
	51,346,453	(25,078,456)	(547,667)	(12,141,003)	13,579,326
Under Construction
Generation	12,353,688	—	—	—	12,353,688
Administration	879,911	—	—	—	879,911
	13,233,599	—	—	—	13,233,599
	64,580,052	(25,078,456)	(547,667)	(12,141,003)	26,812,925

*See Note 19

Movement of Fixed Assets

	Balance on 12/31/2016	Additions	Transfer	Disposals	Acquisition of Subsidiaries (*)	Classification - Held for Sale	Balance on 12/31/2017
Generation / commercialization
In operation	47,456,125	198,582	(33,257)	(96,066)	2,232,962	—	49,758,346
Accumulated depreciation	(23,064,664)	(1,349,670)	194,497	99,198	—	—	(24,120,639)
Under Construction	12,564,811	1,778,494	(378,979)	(15,734)	90,075	—	14,038,667
Provision for recoverable assets (impairment)	(12,141,003)	(2,459,063)	105,379	988,028		—	(13,506,659)
Investigation findings	(211,123)	—	—	—	—	—	(211,123)
Special Obligations Associated with the Concession	(538,375)	(28)	—	6,911		—	(531,492)

	24,065,771	(1,831,684)	(112,360)	982,337	2,323,037	—	25,427,101
Distribution
Commercial Leasing	1,398,468	—	—	—	—	—	1,398,468
Accumulated depreciation	(499,344)	(57,698)	—	—	—	—	(557,042)

	899,124	(57,698)	—	—	—	—	841,426
Administration
In operation	2,491,860	12,615	65,212	(28,320)	114	(135,162)	2,406,319
Accumulated depreciation	(1,514,448)	(136,531)	(7,139)	29,190	—	91,790	(1,537,139)
Under Construction	879,911	82,000	(64,902)	(20,447)	866	(40,884)	836,544
Special Obligations Associated with the Concession	(9,292)	(27)	—	69	—	836	(8,414)

	1,848,030	(41,943)	(6,829)	(19,509)	980	(83,420)	1,697,310

TOTAL	26,812,925	(1,931,325)	(119,189)	962,828	2,324,017	(83,420)	27,965,837

(*) Business combination, se explanatory note 43.

	Balance on 12/31/2015	Additions	Transfer	Write-offs	Balance on 12/31/2016
Generation / commercialization
In operation	46,003,180	184,468	1,287,960	(19,483)	47,456,125
Accumulated depreciation	(21,740,065)	(1,363,922)	27,098	12,225	(23,064,664)
Under Construction	11,659,196	2,106,303	(1,355,214)	(56,596)	12,353,689
Provision for recoverable assets (impairment)	(8,540,131)	(4,020,332)	14,048	405,412	(12,141,003)
Special Obligations Associated with the Concession	(633,602)	(2,540)	(6,951)	104,718	(538,375)

	26,748,577	(3,096,023)	(33,059)	446,276	24,065,771
Distribution
Commercial Leasing	1,398,468	—	—	—	1,398,468
Accumulated depreciation	(441,647)	(57,697)	—	—	(499,344)

	956,821	(57,697)	—	—	899,124
Administration
In operation	2,444,828	49,578	217,570	(220,116)	2,491,860
Accumulated depreciation	(1,445,137)	(149,132)	(100,422)	180,243	(1,514,448)
Under Construction	799,908	136,791	(56,719)	(69)	879,911
Special Obligations Associated with the Concession	(25,518)	—	—	16,226	(9,292)

	1,774,081	37,236	60,429	(23,716)	1,848,030

TOTAL	29,546,645	(2,972,527)	27,370	422,560	26,812,925

	Balance on 12/31/2014	Additions	Transfer	Disposals	Reclassification of Financial Asset (Deverticalization)	Investigation Findings	Reclassification of Intangible Asset (Deverticalization)	Balance on 12/31/2015
Generation / commercialization
In operation	43,466,067	886	776,531	(304,835)	1,349,221	—	715,310	46,003,180
Accumulated depreciation	(19,292,806)	(1,226,683)	(10,486)	57,138	(914,576)	—	(352,652)	(21,740,065)
Under Construction	7,547,759	3,908,372	(804,186)	(54,567)	1,022,207	(15,996)	55,606	11,659,195
Provision for recoverable assets (impairment)	(2,955,233)	(5,729,304)	—	167,261	—	11,514	(34,369)	(8,540,131)
Special Obligations Associated with the Concession	(455,808)	—	(86,113)	4,084	(87,157)	—	(8,608)	(633,602)

	28,309,979	(3,046,729)	(124,254)	(130,919)	1,369,695	(4,482)	375,287	26,748,577
Distribution
Commercial Leasing	1,398,468	—	—	—	—	—	—	1,398,468
Accumulated depreciation	(383,950)	(57,697)	—	—	—	—	—	(441,647)

	1,014,518	(57,697)	—	—	—	—	—	956,821
Administration
In operation	2,396,288	24,358	34,701	(10,519)	—		—	2,444,828
Accumulated depreciation	(1,302,020)	(132,790)	(22,854)	12,527	—		—	(1,445,137)
Under Construction	713,710	206,275	(84,236)	(35,841)	—		—	799,908
Special Obligations Associated with the Concession	(26,927)	—	—	1,409	—	—	—	(25,518)

	1,781,051	97,843	(72,389)	(32,424)	—	—	—	1,774,081

TOTAL	31,105,548	(3,006,583)	(196,643)	(163,343)	1,369,695	(4,482)	375,287	29,479,479

Average depreciation rate and accumulated depreciation:

	12/31/2017		12/31/2016
	Average depreciation rate	Accumulated depreciation	Average depreciation rate	Accumulated depreciation
Generation
Hydraulic	2.48%	16,938,117	2.53%	15,920,174
Nuclear	3.93%	4,842,938	3.93%	4,439,098
Thermal	3.26%	2,166,751	4.03%	2,542,610
Wind	6.99%	164,395	6.89%	161,681
Marketing	2.92%	8,438	3.15%	1,101

		24,120,639		23,064,664

Distribution	3.00%	557,042	3.00%	499,344

Administration	6.31%	1,537,139	6.00%	1,514,448

Total		26,214,820		25,078,456